Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
LNG revenues—affiliate	$ 1,389	$ 294	$ 0
Other revenues—affiliate	0	4	4
Cost of sales—affiliate	0	2	0
Operating and maintenance expense—affiliate	100	52	29
Development expense—affiliate	0	0	1
General and administrative expense—affiliate	80	90	122
Cheniere Marketing SPA and Cheniere Marketing Master SPA [Member]
Related Party Transaction [Line Items]
LNG revenues—affiliate	1,389	294	0
Contracts for Sale and Purchase of Natural Gas and LNG [Member]
Related Party Transaction [Line Items]
Other revenues—affiliate	0	1	1
Operating and maintenance expense—affiliate	0	1	1
Terminal Marine Services Agreement [Member]
Related Party Transaction [Line Items]
Other revenues—affiliate	0	3	3
Fees Under the Pre-commercial LNG Marketing Agreement [Member]
Related Party Transaction [Line Items]
Cost of sales—affiliate	0	2	0
Service Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	94	51	28
Development expense—affiliate	0	0	1
General and administrative expense—affiliate	80	90	122
Other Agreements [Member]
Related Party Transaction [Line Items]
Operating and maintenance expense—affiliate	$ 6	$ 0	$ 0